Cover	May 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-35619
Entity Registrant Name	Stemline Therapeutics, Inc.
Entity Central Index Key	0001264587
Entity Tax Identification Number	45-0522567
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	750 Lexington Avenue
Entity Address, Address Line Two	Eleventh Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	502-2311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STML
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false